RELATED PARTY TRANSACTIONS - Transactions with Hygo and Affiliates - Net Revenues (Details) - Hygo and subsidiaries - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 15, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	$ 3,631	$ 10,887
Management and administrative services revenue
Related Party Transaction [Line Items]
Revenue from related parties	2,051	5,281
Ship management fees income
Related Party Transaction [Line Items]
Revenue from related parties	904	1,780
Debt guarantee compensation
Related Party Transaction [Line Items]
Related party transaction amount	$ 676	$ 3,826